Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Net Deferred Tax Assets
Deferred tax assets and liabilities as of December 31, 2020 and 2019, consisted of the following:

	December 31,
	2020	2019
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$24,764	$28,450
Sec. 163(j) carryforward	4,661	2,780
Accruals and reserves	2,155	6,592
Deferred revenue	539	147
Capital loss carryforward	3,368	—
Other deferred tax assets	1,284	1,101
Revenue reserve	—	1,061

Total deferred tax assets	36,771	40,131
Valuation allowance	(35,874)	(38,873)

Total net deferred tax assets	$897	$1,258

Deferred tax liabilities
Basis difference in intangibles	(895)	(1,215)
Other deferred tax liabilities	(2)	(43)

Total deferred tax liabilities	(897)	(1,258)

Net deferred tax liabilities	$—	$—

Schedule of Provision (Benefit) For Income Taxes	The Company’s provision for income taxes from continuing operations for the years ended December 31, 2020 and 2019 is as follows:

Year Ended December 31,
	2020	2019
(in thousands)
Current:
Federal	$—	$—
State	—	—

Total current	—	—

Deferred:	$—	$—
Federal	—	—
State	—	—

Total deferred	$—	$—

Total provision for income taxes	$—	$—

Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation	The provision (benefit) for income taxes differed from the amount computed by applying the federal statutory income tax rate of 21% to income (loss) before income taxes due to the following items for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
	2020	2019
	(in thousands)
Tax benefit at federal statutory rate	$(10,022)	$(12,572)
Non-deductible compensation	449	777
State tax, net of federal benefit	(499)	(345)
Valuation allowance	9,666	11,674
Other	406	466

Income tax (benefit) expense	$—	$—

Summary of The Company's Estimated Loss and Tax Credit Carryforwards	Below is a summary of the Company’s estimated loss and tax credit carryforwards.

	Tax Effected	Expiration
	(in thousands)
Federal net operating loss (“NOL”) carryforward	$24,621	2033-2060
Federal capital loss carryforward	3,368	2025
State NOL carryforwards	143	2037-2040

Summary of Unrecognized Tax Benefits
Below is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	2020	2019
Unrecognized tax benefits—January 1	$4,840	$6,842
Gross decrease—tax positions in current period	(4,840)	(2,002)

Unrecognized tax benefits—December 31	$—	$4,840